Other Assets and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

The following table details the components of other assets:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Insurance reimbursable receivable, net (Note 20)	$39,574	$2,840
Promissory notes receivable	5,517	5,515
Allowance for promissory notes receivable and other receivables	(5,517)	(5,515)
Loan fee receivable	2,932	2,932
Prepaid expenses	2,367	4,054
Fixed assets (Note 7)	1,732	2,328
Distribution receivables	348	—
Deferred costs of equity offering	—	343
Other assets	2,191	2,202
Total Other assets, net	$49,144	$14,699

Schedule of Other Liabilities

The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Accrued interest on debt due to related parties (Note 16)	$19,360	$9,740
Deferred upfront fees	2,242	2,717
Interest commitments	1,542	18,243
Deferred tax liability (Note 15)	80	—
Other	1,157	1,027
Total Other liabilities	$24,381	$31,727

Schedule of Cash and Cash Equivalents

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2025	March 31, 2024
Cash and cash equivalents	$1,346	$7,913
Restricted cash	—	64
Total cash, cash equivalents and restricted cash	$1,346	$7,977